Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Remeasurements of defined benefit plans [member]
Statement1 [Line Items]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
At beginning of period	¥87,504	¥159,724	¥159,584
Gains (losses) arising during the period, before tax	96,497	(37,183)	50,358
Income tax (expense) benefit for changes arising during the period	(30,563)	8,168	(15,485)
Amount attributable to non-controlling interests	24	(102)	44
Share of other comprehensive income (loss) of associates and joint ventures	339	(326)	609
Transfer from other reserves to retained earnings	(58,805)	(42,777)	(35,386)

At end of period	¥94,996	¥87,504	¥159,724

Available-for-sale financial assets [member]
Statement1 [Line Items]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
At beginning of period	¥2,160,119	¥2,507,275	¥1,575,193
Gains (losses) arising during the period, before tax	754,045	7,370	1,506,580
Income tax (expense) benefit for changes arising during the period	(238,104)	(26,668)	(454,951)
Reclassification adjustments for (gains) losses included in net profit, before tax	87,581	15,186	110,509
Income tax (expense) benefit for reclassification adjustments	(28,007)	(5,693)	(33,994)
Amount attributable to non-controlling interests	197	(37)	(106)
Share of other comprehensive income (loss) of associates and joint ventures	4,000	1,951	8,578
Transfer from other reserves to retained earnings	(332,603)	(339,265)	(204,534)

At end of period	¥2,407,228	¥2,160,119	¥2,507,275

Exchange differences on translating foreign operations [member]
Statement1 [Line Items]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
At beginning of period	¥1,407,837	¥1,402,658	¥884,790
Gains (losses) arising during the period, before tax	361,685	(32,479)	528,441
Income tax (expense) benefit for changes arising during the period	12,231	(216)	(3,447)
Reclassification adjustments for (gains) losses included in net profit, before tax	39,944	(640)	(11,258)
Income tax (expense) benefit for reclassification adjustments	(12,231)	196	3,447
Amount attributable to non-controlling interests	(711)	46	(3,324)
Share of other comprehensive income (loss) of associates and joint ventures	18,843	38,272	4,009

At end of period	¥1,827,598	¥1,407,837	¥1,402,658

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement1 [Line Items]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
At beginning of period	¥7,675	¥1,177	¥9,433
Gains (losses) arising during the period, before tax	635	9,511	(11,900)
Income tax (expense) benefit for changes arising during the period	(200)	(3,013)	3,644

At end of period	¥8,110	¥7,675	¥1,177

Common stock [Member]
Statement1 [Line Items]
Number of Shares
The changes in the number of issued shares of common stock and common stock held by the Company during the fiscal years ended March 31, 2026, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2026		2025		2024 (1)
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	3,884,445,458	10,651,848	4,012,587,252	70,763,598	4,124,073,582	90,211,950
Net change	(56,947,318)	(19,729)	(128,141,794)	(60,111,750)	(111,486,330)	(19,448,352)

At end of period	3,827,498,140	10,632,119	3,884,445,458	10,651,848	4,012,587,252	70,763,598

(1)
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. The number of common stock outstanding and in treasury are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.

Preferred stock [Member]
Statement1 [Line Items]
Number of Shares
The following table shows the number of shares of preferred stock at March 31, 2026 and 2025.

	At March 31, 2026		At March 31, 2025
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—